Summary of Significant Accounting Policies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of antidilutive securities
Potentially dilutive securities are excluded from the computation of diluted net loss per share as their inclusive would be anti-dilutive and consist of the following:

	June 30, 2020	June 30, 2019
Stock options	34,168,385	32,183,385
Preferred stock conversion	17,500,000	—
Warrants	9,374,091	68,357,635
Convertible promissory notes	5,227,200	26,004,347
Short term notes payable	2,250,000	—
Anti-dilutive equity securities	68,519,676	126,545,367

Anti-dilutive equity securities consist of the following at December 31, 2019 and 2018, respectively:

	2019	2018
Stock options	34,303,385	31,703,385
Warrants	9,474,091	103,994,927
Convertible promissory notes	2,250,000	24,112,518
Anti-dilutive equity securities	46,027,476	159,810,830